SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,742,000	$ 1,290,000	$ 5,026,000	$ 3,751,000	$ 4,912,000	$ 4,201,000
Cost of revenue
Cost of revenue	1,025,000	615,000	2,898,000	1,950,000	2,790,000	3,306,000
Gross profit	717,000	675,000	2,128,000	1,801,000	2,122,000	895,000
Research and development:
Total research and development	105,000	97,000	337,000	310,000		418,000
Selling and marketing:
Total selling and marketing	243,000	326,000	737,000	1,019,000	1,293,000	1,446,000
General and administrative
Total general and administrative	823,000	909,000	2,654,000	2,718,000	3,610,000	4,123,000
Total operating expenses	1,066,000	1,235,000	3,391,000	3,737,000	5,666,000	5,569,000
Operating loss	(349,000)	(560,000)	(1,263,000)	(1,936,000)	(3,544,000)	(4,674,000)
Manufacturing costs [Member]
Cost of revenue
Cost of revenue					1,524,000	1,434,000
Manufacturing costs [Member]
Cost of revenue
Cost of revenue	654,000	431,000	1,629,000	1,126,000
Distribution costs [Member]
Cost of revenue
Cost of revenue	55,000	90,000	273,000	388,000	481,000	410,000
Inventory adjustment [Member]
Cost of revenue
Cost of revenue	48,000	(1,000)	90,000	46,000	270,000	853,000
EV chargers [Member]
Cost of revenue
Cost of revenue	147,000	21,000	689,000	144,000	206,000	248,000
Other [Member]
Cost of revenue
Cost of revenue	121,000	74,000	217,000	246,000	309,000	361,000
Payroll and benefits [Member]
Research and development:
Total research and development	60,000	63,000	188,000	178,000	238,000	229,000
Selling and marketing:
Total selling and marketing	182,000	255,000	554,000	763,000	972,000	798,000
General and administrative
Total general and administrative	299,000	267,000	976,000	810,000	1,209,000	927,000
Occupancy costs [Member]
Research and development:
Total research and development	24,000	24,000	73,000	71,000	93,000	98,000
Selling and marketing:
Total selling and marketing	36,000	42,000	72,000	124,000	164,000	168,000
General and administrative
Total general and administrative	170,000	164,000	516,000	497,000	660,000	707,000
Other research and development [Member]
Research and development:
Total research and development	21,000	10,000	76,000	61,000	76,000	91,000
Other selling and marketing [Member]
Selling and marketing:
Total selling and marketing	25,000	29,000	111,000	132,000	157,000	481,000
Professional fees and outside services [Member]
General and administrative
Total general and administrative	32,000	149,000	237,000	373,000	472,000	422,000
Other general and administrative [Member]
General and administrative
Total general and administrative	217,000	232,000	588,000	728,000	862,000	1,648,000
Other Operating Segment [Member]
Research and development:
Total research and development					407,000
Selling and marketing:
Total selling and marketing					1,293,000	1,447,000
General and administrative
Total general and administrative	$ 718,000	$ 812,000	$ 2,317,000	$ 2,408,000	3,966,000	3,704,000
Write off EV related assets [Member]
General and administrative
Total general and administrative					$ 763,000